UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-2788

Name of Fund: The GNMA Fund Investment Accumulation Program, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, The GNMA Fund Investment Accumulation Program, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 12/31/2006

Date of reporting period: 07/01/06 - 09/30/06

Item 1 - Schedule of Investments

The GNMA Fund Investment Accumulation Program, Inc.
Schedule of Investments as of September 30, 2006

                                                            Face       Interest             Maturity
                                   Issue                   Amount        Rate                Date(s)                      Value
-----------------------------------------------------------------------------------------------------------------------------------
Government Agency       Ginnie Mae MBS Certificates    $ 53,051,465        5.00%     11/15/2032 - 10/15/2035         $   51,610,255
Mortgage-Backed                                          40,483,577        5.50       3/15/2032 - 10/15/2036             40,240,740
Securities* - 99.0%                                      14,317,806        6.00      11/15/2023 - 7/15/2036              14,512,266
                                                          5,802,126        6.50       5/15/2023 - 4/15/2032               5,962,911
                                                          4,637,805        7.00       3/15/2022 - 12/15/2030              4,790,033
                                                          1,796,723        7.50       2/15/2022 - 9/15/2030               1,871,057
                                                            696,563        8.00       3/15/2017 - 5/15/2030                 737,969
                                                            404,900        8.50       6/15/2016 - 2/15/2025                 434,801
                                                            309,031        9.00       4/15/2016 - 10/15/2021                331,001
                                                            489,887        9.50      10/15/2009 - 11/15/2020                531,531
                                                            301,805       10.00       2/15/2016 - 6/15/2018                 333,633
                                                            100,890       11.50       4/15/2013 - 12/15/2015                111,552
                                                             38,295       12.00       2/15/2013 - 6/15/2015                  42,931
                                                                905       13.50             5/15/2011                         1,012
                                                             13,240       14.50             4/15/2013                        15,075
                                                             41,713       15.00             6/15/2013                        47,815
                                                             23,516       16.00       3/15/2012 - 4/15/2012                  27,176
                                                             61,468       17.00      11/15/2011 - 12/15/2011                 71,724
-----------------------------------------------------------------------------------------------------------------------------------
Total Government Agency Mortgage-Backed Securities (Cost - $122,874,031) - 99.0%                                        121,673,482
-----------------------------------------------------------------------------------------------------------------------------------
                                                        Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
U.S.  Government           U.S. Treasury Bills            2,000,000        4.71             10/19/2006                    1,995,728
Obligations** - 1.6%
-----------------------------------------------------------------------------------------------------------------------------------
Total Short-Term Securities (Cost - $1,995,571) - 1.6%                                                                    1,995,728
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Cost - $124,869,602***) - 100.6%                                                                     123,669,210

Liabilities in Excess of Other Assets - (0.6%)                                                                             (741,136)
                                                                                                                     --------------
Net Assets - 100.0%                                                                                                  $  122,928,074
                                                                                                                     ==============

* Mortgage-Backed & Asset-Backed Securities are subject to accelerated principal paydowns. As a result of the prepayments or refinancings of the underlying instruments, the average life may be substantially less than the original maturity.
** Certain U.S. Government Obligations are traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase.
*** The cost and unrealized appreciation (depreciation) of investments as of September 30, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 124,869,602
                                                                  =============
      Gross unrealized appreciation                               $     797,363
      Gross unrealized depreciation                                  (1,997,755)
                                                                  -------------
      Net unrealized depreciation                                 $  (1,200,392)
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The GNMA Fund Investment Accumulation Program, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: November 17, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: November 17, 2006


By: /s/ Donald C. Burke
    -----------------------------
    Donald C. Burke
    Chief Financial Officer
    The GNMA Fund Investment Accumulation Program, Inc.

Date: November 17, 2006